STATEMENT OF CASH FLOWS (Unaudited) - CAD	9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	CAD (3,285,186)	CAD (489,132)	CAD (633,466)	CAD (132,733)
Items not involving cash
Bad debt expense	7,126		7,126	6,748
Accrued interest expense	19,200	0
Gain on settlement of payables	(11,415)	(41,982)	(41,982)	(9,259)
Shares issued for compensation	60,000	0
Share-based payments	1,010,064	369,006	369,006	0
Unrealized foreign exchange	6,167	857	2,644	6,525
Write off mineral property costs	563,031	0
Non-cash working capital item changes:
Receivables	(20,081)	(10,042)	(22,206)	(4,081)
Prepaid expenses	(322,322)	(7,830)	(9,566)	8,836
Accounts payable and accrued liabilities	209,993	(23,313)	52,145	114,259
Net cash used in operating activities	(1,770,549)	(202,436)	(276,299)	(9,705)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan receivable			0	(6,748)
Repayment of loan from related party	0	(41,500)
Acquisition of mineral property	(3,054,872)	(30,000)	(80,000)	(20,000)
Net cash used in investing activities	(3,054,872)	(71,500)	(80,000)	(26,748)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placement			605,000	210,000
Shares issued for cash	4,590,650	605,000	606,925	210,000
Warrants exercised	27,208	0	1,925	0
Options exercised	60,000	0
Promissory notes issued	220,000	0
Subscriptions received in advance	678,650	0
Share issuance costs	(241,942)	(81,301)	(83,105)	0
Loan repayments			(46,500)	0
Deferred financing costs			0	(38,124)
Net cash provided by financing activities	5,334,566	523,699	477,320	171,876
Effect of foreign exchange on cash			0	(117,502)
Change in cash for the period	509,145	249,763	121,021	17,921
Cash, beginning of period	139,021	18,000	18,000	79
Cash, end of period	648,166	267,763	139,021	18,000
Interest	0	0	0	0
Income taxes	CAD 0	CAD 0	CAD 0	CAD 0